SCHWAB CAPITAL TRUST

Schwab Active Equity Funds

Supplement dated August 26, 2011 to the
Prospectus dated February 28, 2011.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 26, 2011, Vivienne Hsu will cease serving as portfolio manager for the Schwab Active Equity Funds. Each reference to Vivienne Hsu in the “Fund management” and/or “Portfolio managers” section of the Prospectus is hereby deleted as of the date of this supplement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Please see www.schwabfunds.com/prospectus for the current prospectus.

REG63562-00 (08/11) ©2011 All Rights Reserved